Annual Total Returns[BarChart] - Transamerica ProFund UltraBear VP - Service	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.95%)	(29.43%)	(45.11%)	(25.58%)	(7.29%)	(23.60%)	(32.35%)	6.52%	(42.86%)	(53.41%)